Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Related Party Transactions
Related party transactions as of 31 December 2025 are as follows:

	Purchases / interest		Sold service	Receivables	Payables/ borrowings
Alvogen Lux Holdings S.à r.l. – Sister company (a)	7,874		—	—	—
ATP Holdings ehf. - Sister company	125		—	—	125
Aztiq Consulting ehf. – Sister company	234		32	5	—
Flóki-Art ehf. - Sister company	—		—	—	430
Alvogen Iceland ehf. - Sister company	5		—	—	—
Alvogen ehf. - Sister company	—		18	—	—
Alvogen UK - Sister company	120		—		28
Alvogen Finance B.V. - Sister Company	415		—	—	—
Lotus Pharmaceuticals Co. Ltd. - Sister company	1		—	—	—
Alvogen Inc. - Sister company (b)	37		71,003	—	656
Adalvo Limited - Sister company (c)	738		235		—
Klettagarðar 6 ehf. - Sister company (d)	1,303		4,856	4,037	2,923
L41 ehf. - Sister company	39		—	—	6
Flóki Invest ehf - Sister company	838		—	—	276
Alvogen Malta Sh. Services - Sister company (c)	13		—	—	—
Alvogen Spain SL - Sister company	—	—	—	—	16
Norwich Clinical Services Ltd - Sister company	1,552		—	—	605
Hlíðarvegur 20 ehf.	38		—	—	—
Fasteignafélagið Eyjólfur ehf - Sister company	10,520		—	—	96,304
Flóki fasteignir ehf. - Sister company	2,640		—	—	15,838
	26,492		76,144	4,042	117,207
(a)The full amount of purchased service relates to royalty expenses.
(b)The amount includes $71.0 million of milestone revenue, whereof $15.0 million has been collected, see further Note 5.
(c)No longer a related party at 31.12.2025
(d)The receivable is classified within Other long-term assets in the Consolidated Statement of Financial Position
Related party transactions as of 31 December 2024 are as follows:

	Purchased service / interest		Sold service	Receivables	Payables/ borrowings
Alvogen Lux Holdings S.à r.l. – Sister company (a)	9,754		—	—	—
ATP Holdings ehf. - Sister company (a)	4,926		—	—	—
Aztiq Fjárfestingar ehf. – Sister company	—		—	—	—
Aztiq Consulting ehf. – Sister company	192		—	—	2
Flóki-Art ehf. - Sister company	52		—	—	410
Alvogen Iceland ehf. - Sister company	25		—	—	—
Alvogen ehf. - Sister company	—		132	18	—
Alvogen UK - Sister company	233		—	—	76
Alvogen Finance B.V. - Sister Company	565		—	—	—
Alvogen Inc. - Sister company	355		—	3	619
Adalvo Limited - Sister company	265		220	97	149
L41 ehf. - Sister company	53		—	—	—
Flóki Invest ehf - Sister company	696		32	—	60
Alvogen Spain SL - Sister company	—	—	—	—	14
Norwich Clinical Services Ltd - Sister company	906		—	—	177
Fasteignafélagið Eyjólfur ehf - Sister company	28,456		—	—	87,946
Flóki fasteignir ehf. - Sister company	2,300		—	—	10,937
	48,778		384	118	100,390
(a)The full amount of purchased service relates to interest expenses from long-term liabilities which have been extinguished (see Note 21).
Related party transactions for the year ended 31 December 2023 are as follows:

	Purchased service / interest	Sold service
Alvogen Lux Holdings S.à r.l. – Sister company (a)	11,968	—
ATP Holdings ehf. - Sister company (a)	9,193	—
Aztiq Consulting ehf. - Sister company	178	69
Flóki-Art ehf. - Sister company	88	—
Alvogen Iceland ehf. - Sister company	19	1
Alvogen ehf. - Sister company	—	152
Alvogen UK - Sister company	273	—
Alvogen Finance B.V. - Sister company	3,382	—
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	—	29
Lotus International Pte. Ltd. - Sister company	—	2
Alvogen Emerging Markets - Sister company	108	—
Alvogen Inc. - Sister company	305	—
Adalvo Limited - Sister company	402	189
Adalvo UK - Sister company	—	49
Flóki Invest ehf. - Sister company	680	4
Floki Holdings S.à r.l. – Sister company	40	—
Alvogen Spain SL - Sister Company	14	—
Norwich Clinical Services Ltd - Sister company	642	—
Fasteignafélagið Eyjólfur ehf - Sister company (d)	3,807	102
Flóki fasteignir ehf. - Sister company	1,682	—
	32,781	597
(a)The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 21).
Schedule of Information about Board of Directors Remuneration	The Board of Directors’ remuneration is shown in the table below.

Board of Directors’ fee for the year and shares at year end (board fees in thousands and shares in whole amounts).	2025
	Board fees	Pension contribution	Other long-term benefits	Shares at year-end**
Robert Wessman, Chairman of the board*	—	—	—	—
Richard Davies, Vice-Chairman	185	—	122	1,174,004
Ann Merchant, Board Member	119	—	122	31,746
Árni Harðarson, Board Member*	—	—	—	—
Faysal Kalmoua, Board Member* (until 25 June 2025)	—	—	—	N/A
Hjörleifur Pálsson, Board Member	94	—	55	7,116
Linda McGoldrick, Board Member (until 25 June 2025)	49	—	122	N/A
Lisa Graver, Board Member	64	—	122	31,746
Tomas Ekman, Board Member*	—	—	—	—
	511	—	543	1,244,612
*Waived their board compensation (both cash and equity)
**Direct share ownership

	2025
Key employees	Salaries and benefits	Pension contribution	Termination benefits	Other long- term benefits
Robert Wessman CEO	2,830	62	—	—
Other Executive Team Members (11)	5,602	414	1,806	5,727
	8,432	476	1,806	5,727

Board of Directors’ fee for the year and shares at year end (board fees in thousands and shares in whole amounts).	2024
	Board fees	Pension contribution	Other long-term benefits	Shares at year-end**
Robert Wessman, Chairman of the board*	—	—	—	—
Richard Davies, Vice-Chairman	156	—	183	1,163,422
Ann Merchant, Board Member	112	—	183	21,164
Árni Harðarson, Board Member*	—	—	—	—
Faysal Kalmoua, Board Member*	—	—	—	—
Hjörleifur Pálsson, Board Member (from 7 June 2024)	41	—	—	2,350
Linda McGoldrick, Board Member	92	—	183	21,164
Lisa Graver, Board Member	68	—	183	21,164
	469	—	732	1,229,264
*Waived their board compensation (both cash and equity)
**Direct share ownership

	2024
Key employees	Salaries and benefits	Pension contribution	Termination benefits	Other long- term benefits
Robert Wessman CEO	2,176	147	—	—
Other Executive Team Members (10)	5,332	362	125	13,844
	7,508	509	125	13,844